Long-Term Debt	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	2025	2024
Canadian dollar denominated debt, unsecured
Medium-term notes
3.42% debentures due December 1, 2026	$441	$441
2.50% debentures due January 17, 2028	225	225
3.30% debentures due December 8, 2028	550	—
3.75% debentures due February 8, 2031	550	—
4.15% debentures due December 15, 2031	500	500
4.55% debentures due February 8, 2036	550	—
4.85% debentures due May 30, 2047	300	300
	3,116	1,466
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2025 – US$2,860 million; December 31, 2024 – US$3,393 million)	3,922	4,888
Commercial paper (December 31, 2025 – US$nil; December 31, 2024 – US$467 million)	—	672
US dollar debt securities
3.90% due February 1, 2025 (US$600 million)	—	864
2.05% due July 15, 2025 (US$600 million)	—	864
3.85% due June 1, 2027 (US$1,250 million)	1,715	1,801
5.00% due December 15, 2029 (US$750 million)	1,029	1,080
2.95% due July 15, 2030 (US$500 million)	685	720
7.20% due January 15, 2032 (US$400 million)	548	576
6.45% due June 30, 2033 (US$350 million)	480	504
5.40% due December 15, 2034 (US$750 million)	1,029	1,080
5.85% due February 1, 2035 (US$350 million)	480	504
6.50% due February 15, 2037 (US$450 million)	617	649
6.25% due March 15, 2038 (US$1,100 million)	1,509	1,585
6.75% due February 1, 2039 (US$400 million)	548	576
4.95% due June 1, 2047 (US$750 million)	1,029	1,080
	13,591	17,443
Long-term debt before transaction costs and original issue discounts, net	16,707	18,909
Less: original issue discounts, net (1)	14	12
transaction costs (1) (2)	76	78
	16,617	18,819
Less: current portion of commercial paper	—	672
current portion of long-term debt (1) (2)	441	1,728
	$16,176	$16,419
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency, and other professional fees.
BANK CREDIT FACILITIES AND COMMERCIAL PAPER
As at December 31, 2025, the Company had undrawn bank credit facilities of $5,668 million, and a fully drawn non-revolving term credit facility of $4,000 million. Details of these facilities are described below. The Company also has certain other dedicated credit facilities supporting letters of credit.
▪a $100 million demand credit facility;
▪a $500 million revolving credit facility, maturing June 2027;
▪a $4,000 million non-revolving term credit facility, maturing December 2027;
▪a $2,425 million revolving syndicated credit facility, maturing June 2028; and
▪a $2,565 million revolving syndicated credit facility, with $140 million maturing June 2027, and $2,425 million maturing June 2029.
During 2025, the Company increased its $2,425 million revolving syndicated facility to $2,565 million, and extended $2,425 million originally due June 2027 to June 2029. The remaining $140 million outstanding under this facility will mature in June 2027. Each of the revolving credit facilities are extendible annually at the mutual agreement of the Company and lenders. If the facilities are not extended, the full amount of the outstanding principal would be repayable on the maturity date.
During 2024, the Company extended its $500 million revolving credit facility from February 2025 to February 2026. During 2025, the Company extended its $500 million revolving credit facility originally maturing February 2026 to June 2027.
During 2024, the Company extended its $2,425 million revolving syndicated credit facility originally maturing June 2025 to June 2028.
During 2024 and in connection with the acquisition of Chevron's assets, the Company entered into a $4,000 million non-revolving term credit facility maturing December 2027.
Borrowings under the Company's credit facilities may be made by way of pricing referenced to CORRA, SOFR, US base rate or Canadian prime rate.
The Company's borrowings under its US commercial paper program are authorized up to a maximum of US$2,500 million. The Company reserves capacity under its revolving bank credit facilities for amounts outstanding under this program.
The Company's weighted average interest rate on bank credit facilities and commercial paper outstanding as at December 31, 2025 was 5.0% (December 31, 2024 – 5.4%), and on total long-term debt outstanding for the year ended December 31, 2025 was 5.0% (December 31, 2024 – 4.9%).
As at December 31, 2025, letters of credit and guarantees aggregating to $840 million were outstanding (December 31, 2024 – $1,542 million).
MEDIUM-TERM NOTES
During 2025, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires in September 2027. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2025, the Company issued $550 million of 3.30% medium-term notes due December 2028, $550 million of 3.75% medium-term notes due February 2031, and $550 million of 4.55% medium-term notes due February 2036. After issuing these securities, the Company had $1,350 million remaining on its base shelf prospectus.
During 2024, the Company repaid $320 million of 3.55% medium-term notes.
During 2024, the Company issued $500 million of 4.15% medium-term notes due December 2031.
US DOLLAR DEBT SECURITIES
During 2025, the Company repaid US$600 million of 3.90% US dollar debt securities due February 2025.
During 2025, the Company repaid US$600 million of 2.05% US dollar debt securities due July 2025.
During 2025, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to US$4,500 million of debt securities in the United States, which expires in September 2027. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2025, the Company filed a prospectus supplement to the base shelf prospectus. Under the base shelf prospectus, the Company completed the exchange of US$747 million of the outstanding restricted 5.00% US dollar debt securities due December 2029 and US$750 million of the outstanding restricted 5.40% US dollar debt securities due December 2034. The exchanged notes were not subject to transfer restrictions and did not impact the Company's level of indebtedness. After the exchange of these securities, the Company had US$3,003 million remaining on its base shelf prospectus.
During 2024, the Company repaid US$500 million of 3.80% US dollar debt securities.
During 2024, the Company issued US$750 million of 5.00% notes due December 2029 and US$750 million of 5.40% notes due December 2034.
SCHEDULED DEBT REPAYMENTS
Scheduled debt repayments are as follows:

Year	Repayment
2026	$441
2027	$5,637
2028	$775
2029	$1,029
2030	$685
Thereafter	$8,140